Disposal Groups, Including Discontinued Operations, Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

Select financial information of discontinued operations is summarized below. The pretax income or loss, including direct costs to transact a sale, includes any impairment recognized to present the operations at the lower-of-cost or fair value. Fair value was based on the estimated sales price, which could differ from the ultimate sales price due to price volatility, changing interest rates, changing foreign-currency rates, and future economic conditions.

Year ended December 31, ($ in millions)	2013	2012	2011
Select Mortgage operations
Total net revenue	$—	$439	$562
Pretax loss including direct costs to transact a sale (a)(b)	(1,741)	(1,282)	(811)
Tax (benefit) expense (c)	(592)	(443)	2
Select Insurance operations
Total net revenue	$190	$625	$710
Pretax income including direct costs to transact a sale (a)	319 (d)	86	145
Tax (benefit) expense (c)	(14)	53	39
Select Automotive Finance operations
Total net revenue	$572	$1,503	$1,690
Pretax income including direct costs to transact a sale (a)	660 (e)	786	820
Tax (benefit) expense (c)	(101)	235	92
Select Corporate and Other operations
Total net revenue	$—	$11	$7
Pretax income	—	83	44
Tax expense	—	2	3

(a)	Includes certain treasury and other corporate activity recognized by Corporate and Other.

(b)	Includes the results of ResCap. Refer to Note 1 for more information regarding the Debtors’ bankruptcy.

(c)	Includes certain income tax activity recognized by Corporate and Other.

(d)	Includes recognized pretax gain of $274 million in connection with the sale of our Mexican insurance business, ABA Seguros.

(e)	Includes recognized pretax loss of $488 million in connection with the sale of our European and Latin American automotive finance operations and pretax gain of $888 million in connection with the sale of our Canadian automotive finance operations, Ally Credit Canada Limited and ResMor Trust.

Held-for-sale Operations

The assets and liabilities of operations held-for-sale are summarized below.

December 31, ($ in millions)	Select Insurance operations (a)	Select Automotive Finance operations (b)	Total held-for-sale operations
2013
Assets
Other assets	$—	$516	$516

Total assets	$—	$516	$516

2012
Assets
Cash and cash equivalents
Noninterest-bearing	$8	$100	$108
Interest-bearing	119	1,918	2,037

Total cash and cash equivalents	127	2,018	2,145
Investment securities	576	424	1,000
Finance receivables and loans, net
Finance receivables and loans, net of unearned income	—	25,835	25,835
Allowance for loan losses	—	(208)	(208)

Total finance receivables and loans, net	—	25,627	25,627
Investment in operating leases, net	—	144	144
Premiums receivable and other insurance assets	277	—	277
Other assets	94	2,942	3,036
Impairment on assets of held-for-sale operations	(53)	—	(53)

Total assets	$1,021	$31,155	$32,176

Liabilities
Interest-bearing deposit liabilities	$—	$3,907	$3,907
Short-term borrowings	—	2,800	2,800
Long-term debt	—	13,514	13,514
Interest payable	—	177	177
Unearned insurance premiums and service revenue	506	—	506
Accrued expenses and other liabilities	297	1,498	1,795

Total liabilities	$803	$21,896	$22,699

(a)	Includes our U.K.-based operations that provide vehicle service contracts and insurance products, and ABA Seguros.

(b)	Includes our Canadian operations sold to Royal Bank of Canada and international entities being sold to GM Financial.